SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 25 – SUBSEQUENT EVENTS

Indenture

On January 29, 2013, Coeur d’Alene Mines Corporation (the “Company”) completed an offering of $300 million in aggregate principal amount of 7.875% Senior Notes due 2021 (the “Notes”) in a private placement conducted pursuant to Rule 144A and Regulation S under the Securities Act of 1933, as amended (the “Securities Act”).

The Notes are governed by an Indenture, dated as of January 29, 2013 (the “Indenture”), among the Company, as issuer, certain of the Company’s subsidiaries named therein, as guarantors thereto (the “Guarantors”), and The Bank of New York Mellon, as trustee (the “Trustee”).

The Notes are the Company’s unsecured senior obligations and rank equally in right of payment with all of its existing and future unsecured senior debt and rank senior in right of payment to all of its existing and future subordinated debt. The Notes are effectively subordinated to any of the Company’s existing and future secured debt, including indebtedness under the Company’s senior credit facility (the “Senior Credit Facility”), to the extent of the value of the assets securing such debt. Initially, the Company’s obligations under the Notes are jointly and severally guaranteed by the all of the Company’s domestic subsidiaries that guarantee the borrowings under the Senior Credit Facility. In addition, each of the Company’s restricted subsidiaries that becomes a borrower under or that guarantees the Senior Credit Facility, or that guarantees other indebtedness that exceeds $20.0 million aggregate principal amount, will be required to guarantee the Notes in the future. The guarantees rank equally in right of payment to all of the Guarantors’ existing and future unsecured senior debt and senior in right of payment to all of the Guarantors’ existing and future subordinated debt. The guarantees are effectively subordinated to any of the Guarantors’ existing and future secured debt to the extent of the value of the assets securing such debt. The Notes are also structurally subordinated to the liabilities of subsidiaries of the Company that have not guaranteed the Notes.

The Notes bear interest at a rate of 7.875% per year from the date of original issuance or from the most recent payment date to which interest has been paid or provided for. Interest on the Notes is payable semi-annually in arrears on February 1 and August 1 of each year, commencing on August 1, 2013. The Company will make each interest payment to the holders of record of the Notes on the immediately preceding January 15 and July 15. In certain circumstances the Company may be required to pay additional interest.

At any time prior to February 1, 2017, the Company may redeem all or part of the Notes upon not less than 30 nor more than 60 days’ prior notice at a redemption price equal to the sum of (i) 100% of the principal amount thereof, plus (ii) a make-whole premium as of the date of redemption, plus (iii) accrued and unpaid interest and additional interest, if any, thereon, to the date of redemption. In addition, the Company may redeem some or all of the Notes on or after February 1, 2017, at redemption prices set forth in the Indenture, together with accrued and unpaid interest. At any time prior to February 1, 2016, the Company may use the proceeds of certain equity offerings to redeem up to 35% of the aggregate principal amount of the Notes, including any permitted additional Notes, at a redemption price equal to 107.875% of the principal amount.

Upon the occurrence of a change of control triggering event (as defined in the Indenture), unless the Company has exercised its right to redeem the Notes, each holder of Notes will have the right to require the Company to repurchase all or a portion of such holder’s Notes at a price equal to 101% of the principal amount thereof, plus accrued and unpaid interest, if any, to the date of repurchase.

If the Company or its restricted subsidiaries sell assets under certain circumstances specified in the Indenture and do not use the proceeds for certain specified purposes, the Company must offer to use certain net proceeds therefrom to repurchase the Notes and other debt that ranks equal in right of payment to the Notes on a pro rata basis. The purchase price of the Notes will be equal to 100% of the principal amount of the Notes repurchased, plus accrued and unpaid interest, if any, to the applicable date of repurchase.

If the Company receives excess political risk insurance proceeds (as defined in the Indenture) related to its San Bartolomé mine and does not use the proceeds for certain specified purposes, the Company must offer to use certain net proceeds therefrom to repurchase the Notes and other debt that ranks equal in right of payment to the Notes and contains similar political risk insurance offer provisions on a pro rata basis. The purchase price of the Notes will be equal to 100% of the principal amount of the Notes repurchased, plus accrued and unpaid interest, if any, to the applicable date of repurchase.

The Indenture contains covenants that, among other things, limit the Company’s ability under certain circumstances to create liens or enter into sale-leaseback transactions and impose conditions on the Company’s ability to engage in mergers, consolidations and sales of all or substantially all of its assets.

The Indenture also contains certain “Events of Default” (as defined in the Indenture) customary for indentures of this type. If an Event of Default has occurred and is continuing, the Trustee or the holders of not less than 25% in aggregate principal amount of the Notes then outstanding may, and the Trustee at the request of the holders of not less than 25% in aggregate principal amount of the Notes then outstanding shall, declare all unpaid principal of, premium, if any, and accrued interest on all the Notes to be due and payable.

Registration Rights Agreement

In connection with the sale of the Notes, the Company entered into a Registration Rights Agreement, dated as of January 29, 2013 (the “Registration Rights Agreement”), with the Guarantors and Barclays Capital Inc., as initial purchaser of the Notes. Under the Registration Rights Agreement, the Company and the Guarantors have agreed, to (i) file a registration statement (the “Exchange Offer Registration Statement”) with the United States Securities and Exchange Commission (the “SEC”) with respect to a registered offer (the “Exchange Offer”) to exchange the Notes for new notes of the Company having terms substantially identical in all material respects to the Notes (the “Exchange Notes”), (ii) to use their commercially reasonable efforts to cause the Exchange Offer to be completed on or prior to 365 days after January 29, 2013 and (iii) to commence the Exchange Offer and use their commercially reasonable efforts to issue on or prior to 35 business days, or longer, if required by applicable securities laws, after the date on which the Exchange Offer Registration Statement was declared effective by the SEC, the Exchange Notes in exchange for all Notes tendered prior thereto in the Exchange Offer.

If the Exchange Offer is not consummated, under certain circumstances and within specified time periods, the Company and the Guarantors are required to file a shelf registration statement (the “Shelf Registration Statement”) covering resales of the Notes, use their commercially reasonable efforts to cause the Shelf Registration Statement to be declared effective and to keep the Shelf Registration Statement effective until such time as the Notes cease to be registrable securities.

Subject to certain limitations, the Company and the Guarantors will be required to pay the holders of the Notes special interest on the Notes if (i) the Exchange Offer is not completed on or prior to 365 days after January 29, 2013, (ii) the Company and the Guarantors fail to file any Shelf Registration Statement required by the Registration Rights Agreement on or before the date specified for such filing, (iii) any such Shelf Registration Statement is not declared effective by the SEC prior to the date specified for such effectiveness, (iv) the Company and the Guarantors fail to consummate the Exchange Offer within 35 business days after the date on which the Exchange Offer Registration Statement was declared effective by the SEC, or (v) the Shelf Registration Statement or the Exchange Offer Registration Statement is declared effective but thereafter ceases to be effective or usable in connection with resales of registrable securities during specified time periods.

Offer to repurchase

The Company announced on February 13, 2013 that it is offering to repurchase all of its outstanding 3.25% Convertible Senior Notes due 2028 (the “Notes”). As of February 12, 2013, there was $48,658,000 aggregate principal amount of Notes outstanding.

The Indenture governing the Notes provides the holders of the Notes with a right to require the Company to purchase their Notes on March 15, 2013. To the extent that holders exercise this put right, the Company will pay a repurchase price in cash, consisting of 100% of the principal amount of the Notes repurchased, plus accrued but unpaid interest, up to, but not including, March 15, 2013.

Holders may exercise their put right by delivery to the Company and the Paying Agent of a written notice of purchase at any time from the opening of business on February 13, 2013 until 5:00 p.m. New York City time on March 14, 2013, stating (i) the certificate number of the Note which the Holder will deliver to be repurchased, (ii) the portion of the principal amount of the Note which the Holder will deliver to be repurchased, which portion must be in a principal amount of $1,000 or an integral multiple thereof and (iii) that such Note shall be repurchased as of the Repurchase Date pursuant to the terms and conditions specified in paragraph 6 of the Notes and in the Indenture, or by delivery or book-entry transfer of such Notes to the Paying Agent prior to, on or after the Repurchase Date at the offices of the Paying Agent. Unless the Company defaults in making payment of the Repurchase Price, interest on Notes covered by any Repurchase Notice will cease to accrue on and after the Repurchase Date.

The Notes may be converted during the periods or upon the events described in the Indenture. Upon a conversion of the Notes, a Holder would be entitled to receive a cash payment equal to the “Principal Portion” (as defined in the Indenture) plus, in certain circumstances, an amount in excess thereof paid in cash, shares of the Company’s common stock or a combination thereof, at the Company’s election. The type and amount of consideration a Holder would receive upon conversion of its Notes would depend on, among other things, the conversion rate applicable at the time of conversion, the trading prices of the Company’s common stock during a 20 -day trading period beginning on the second business day following the Holder’s conversion election and whether the Company elects to settle any excess amount in cash, common stock or a combination thereof. The conversion rate in effect on February 13, 2013 was 17.6025 shares of common stock per $1,000 principal amount of the Notes and the conversion price in effect at that time was $56.81 per share of common stock.

A Repurchase Notice may be withdrawn by means of a written notice of withdrawal delivered to the office of the Paying Agent in accordance with the Repurchase Notice at any time prior to 5:00 p.m. on March 14, 2013, specifying (i) the certificate and principal amount of the Note in respect of which such notice of withdrawal is being submitted and (ii) the principal amount, if any, of such Note which remains subject to the original Repurchase Notice and which has been or will be delivered for purchase by the Company.

The Repurchase Price for any Notes as to which a Repurchase Notice has been given and not withdrawn shall be paid promptly following the later of the Repurchase Date and the time of surrender of such Notes.

Acquisition of Orko Silver Corp.

On February 20, 2013, the Company entered into a definitive agreement to acquire all of the issued and outstanding common shares of Orko Silver Corp. (“Orko”) (TSX VENTURE: OK). Under the terms of the agreement, Orko shareholders may elect to receive in exchange for each Orko share:

•	0.0815 common shares of Coeur (“Coeur Shares”) and CAD $0.70 cash and 0.01118 warrants to purchase Coeur shares (“Coeur Warrants”);

•

0.1118 Coeur Shares and 0.01118 Coeur Warrants, subject to pro-ration as to the number of Coeur Shares if the total number of Coeur Shares elected by Orko shareholders exceeds approximately 11.6 million ; or

•	CAD $2.60 in cash and 0.01118 Coeur Warrants, subject to pro-ration as to the amount of cash if the total cash elected by Orko shareholders exceeds CAD $100 million.

Each whole Coeur Warrant will be exercisable for one Coeur Share for a period of four years at an exercise price of US $30.00, all subject to adjustment in accordance with the terms of the warrant.

In connection with the agreement, Orko executed and delivered a promissory note (the “Note”) in the principal amount of CAD$11,600,000 in favor of the Company in connection with the Company’s payment, on behalf of Orko, of the termination fee due to First Majestic Silver Corp. (“First Majestic”) pursuant to Orko’s and First Majestic’s arrangement agreement, dated as of December 16, 2012 (the “First Majestic Arrangement Agreement”). Orko and First Majestic terminated the First Majestic Arrangement Agreement in accordance with its terms on February 20, 2013. The indebtedness due under the Note will not accrue interest. The Note has a maturity date of August 20, 2014; provided, however, that earlier repayment may be required upon the occurrence of certain events of default or upon a Termination Payment becoming payable pursuant to the Arrangement Agreement. The Note includes customary representations, warranties and covenants by the parties thereto.